ACQUISITIONS (Schedule of Pro forma results) (Details) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016
Business Combinations [Abstract]
Total revenue	$ 476,497	$ 884,130
Net loss	$ (336,696)	$ (642,822)
Basic and diluted net loss per common share	$ (0.01)	$ (0.02)